Fee and commission income (Tables)	12 Months Ended
Mar. 31, 2018
Details of Fee and Commission Income

Details of Fee and commission income for the fiscal years ended March 31, 2016, 2017 and 2018 are as follows:

	2016	2017	2018
	(in millions of yen)
Securities-related business	175,723	165,857	180,122
Deposits and lending business	143,763	164,573	156,426
Remittance business	109,859	108,368	110,054
Asset management business	61,803	79,426	100,765
Trust fees	50,496	47,379	51,868
Fees for other customer services	263,112	260,360	266,476

Total	804,756	825,963	865,711